LEASES (Details - Balance sheet) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Assets
ROU operating lease assets	$ 1,071,661	$ 2,724,226
Liabilities
Current portion of operating lease	136,410	512,373
Operating lease, net of current portion	1,015,512	2,547,524
Total operating lease liabilities	$ 1,151,922	$ 3,059,897